CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net income	$ 7,141	$ 2,692
Available-for-sale securities:
Change in net unrealized gain or loss on available-for-sale securities	442	1,358
Total available-for-sale securities	442	1,358
Derivatives and hedging activities:
Change in accumulated loss on effective cash flow hedges	(529)	(325)
Reclassification adjustments for net gains included in net income	(49)	(76)
Total derivatives and hedging activities	(578)	(401)
Total other comprehensive (loss) income, before tax	(136)	957
Income tax (benefit) expense related to other comprehensive (loss) income	(131)	326
Other comprehensive (loss) income, net of tax	(5)	631
Comprehensive income	$ 7,136	$ 3,323